UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21338

AllianzGI Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Scott Whisten

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3367

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2018 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—37.3%
	Aerospace & Defense—1.0%
$5,750	TransDigm, Inc., 6.50%, 5/15/25	$5,742,812
1,080	Triumph Group, Inc., 7.75%, 8/15/25	996,300

		6,739,112

	Auto Manufacturers—0.7%
4,685	Navistar International Corp., 6.625%, 11/1/25 (a)(b)	4,655,766

	Chemicals—2.9%
5,500	Chemours Co., 6.625%, 5/15/23	5,596,250
3,640	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)	3,321,500
1,465	Olin Corp., 5.00%, 2/1/30	1,309,344
4,330	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(b)	4,427,425
810	Tronox Finance PLC, 5.75%, 10/1/25 (a)(b)	690,525
4,180	Tronox, Inc., 6.50%, 4/15/26 (a)(b)	3,626,150

		18,971,194

	Commercial Services—0.7%
5,974	Cenveo Corp., 6.00%, 5/15/24, (cost-$7,623,154; purchased 3/22/12) (a)(b)(c)(d)(f)(h)	328,570
1,810	Laureate Education, Inc., 8.25%, 5/1/25 (a)(b)	1,941,225
2,500	United Rentals North America, Inc., 5.50%, 7/15/25	2,443,750

		4,713,545

	Computers—1.4%
3,976	DynCorp International, Inc., PIK 1.50%, 11.875%, 11/30/20	4,144,807
5,650	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	5,240,375

		9,385,182

	Distribution/Wholesale—0.6%
4,110	H&E Equipment Services, Inc., 5.625%, 9/1/25	3,847,987

	Diversified Financial Services—2.9%
6,000	Community Choice Financial Issuer LLC, 9.00%, 9/6/20 (a)(b)	5,997,210
	Community Choice Financial, Inc. (d)(f),
7,465	10.75%, 5/1/19	3,433,900
5,370	12.75%, 5/1/20 (a)(b)	1,530,450
1,200	Navient Corp., 7.25%, 9/25/23	1,210,500
3,865	Springleaf Finance Corp., 8.25%, 10/1/23	4,077,575
2,730	Travelport Corporate Finance PLC, 6.00%, 3/15/26 (a)(b)	2,702,700

		18,952,335

	Electric Utilities—0.7%
4,265	NRG Energy, Inc., 6.25%, 5/1/24	4,376,956

	Electronic Equipment, Instruments & Components—0.2%
1,225	Energizer Holdings, Inc., 5.50%, 6/15/25 (a)(b)	1,127,766

	Engineering & Construction—0.9%
2,165	AECOM, 5.125%, 3/15/27	1,977,186
3,900	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)	3,753,750

		5,730,936

	Entertainment—1.2%
3,810	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	3,390,900
3,045	Cedar Fair L.P., 5.375%, 6/1/24	3,045,000
1,515	International Game Technology PLC, 6.25%, 1/15/27 (a)(b)	1,518,787

		7,954,687

	Healthcare-Products—0.4%
2,755	Mallinckrodt International Finance S.A., 5.75%, 8/1/22 (a)(b)	2,513,938

	Healthcare-Services—2.3%
1,880	Centene Corp., 5.375%, 6/1/26 (a)(b)	1,896,450
2,165	Community Health Systems, Inc., 6.25%, 3/31/23	2,016,156
4,125	DaVita, Inc., 5.125%, 7/15/24	3,980,625
1,325	Encompass Health Corp., 5.75%, 11/1/24	1,331,625
2,950	HCA, Inc., 7.50%, 2/15/22	3,193,375
2,750	Tenet Healthcare Corp., 7.00%, 8/1/25	2,691,563

		15,109,794

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Home Builders—0.3%
$1,745	Beazer Homes USA, Inc., 8.75%, 3/15/22	$1,776,934

	Insurance—0.5%
3,320	Prudential Financial, Inc., 5.70%, 9/15/48 (converts to FRN on 9/15/28) (g)	3,139,475

	Internet—0.3%
2,200	Netflix, Inc., 5.875%, 2/15/25	2,249,500

	Iron/Steel—0.7%
	AK Steel Corp.,
1,550	7.00%, 3/15/27	1,294,250
1,005	7.50%, 7/15/23	1,017,563
2,165	United States Steel Corp., 6.875%, 8/15/25	2,062,162

		4,373,975

	Lodging—0.4%
1,000	Wyndham Hotels & Resorts, Inc., 5.375%, 4/15/26 (a)(b)	967,500
2,165	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)	2,067,575

		3,035,075

	Machinery-Construction & Mining—0.5%
3,585	Terex Corp., 5.625%, 2/1/25 (a)(b)	3,303,757

	Media—1.5%
5,630	Cablevision Systems Corp., 8.00%, 4/15/20	5,869,275
2,850	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)	2,778,750
3,589	LiveStyle, Inc., 9.625%, 2/1/19, (cost-$3,593,544; purchased 5/7/14-2/26/15) (a)(b)(c)(d)(f)(h)(j)	72
1,330	Meredith Corp., 6.875%, 2/1/26 (a)(b)	1,363,250

		10,011,347

	Metal Fabricate/Hardware—0.4%
2,920	Park-Ohio Industries, Inc., 6.625%, 4/15/27	2,897,188

	Mining—1.9%
3,900	Alcoa Nederland Holding BV, 7.00%, 9/30/26 (a)(b)	4,065,750
3,365	Constellium NV, 6.625%, 3/1/25 (a)(b)	3,230,400
2,135	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(b)	2,129,662
3,050	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	3,255,875

		12,681,687

	Miscellaneous Manufacturing—0.3%
2,255	Koppers, Inc., 6.00%, 2/15/25 (a)(b)	2,029,500

	Oil, Gas & Consumable Fuels—3.8%
2,300	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21	2,072,875
1,420	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,359,650
2,500	Chesapeake Energy Corp., 8.00%, 1/15/25	2,415,625
	Ensco PLC,
450	5.20%, 3/15/25	338,904
3,565	7.75%, 2/1/26	2,954,494
6,180	EP Energy LLC, 9.375%, 5/1/20	5,809,200
2,165	NGL Energy Partners L.P., 7.50%, 11/1/23	2,123,865
2,095	Noble Holding International Ltd., 7.75%, 1/15/24	1,840,981
3,745	Oasis Petroleum, Inc., 6.875%, 3/15/22	3,712,231
2,580	Transocean, Inc., 7.50%, 1/15/26 (a)(b)	2,412,300

		25,040,125

	Pharmaceuticals—1.5%
	Bausch Health Cos., Inc. (a)(b),
2,605	6.125%, 4/15/25	2,451,826
1,280	7.00%, 3/15/24	1,342,400
1,755	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)	1,452,263
4,425	Horizon Pharma USA, Inc., 6.625%, 5/1/23	4,413,937

		9,660,426

	Pipelines—0.4%
2,715	Energy Transfer L.P., 5.50%, 6/1/27	2,715,000

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Real Estate—1.2%
$4,205	Kennedy-Wilson, Inc., 5.875%, 4/1/24	$4,010,056
4,090	Uniti Group L.P., 8.25%, 10/15/23	3,808,813

		7,818,869

	Retail—0.8%
4,370	Conn’s, Inc., 7.25%, 7/15/22	4,293,525
1,170	L Brands, Inc., 6.875%, 11/1/35	1,002,912

		5,296,437

	Semiconductors—1.1%
4,090	Advanced Micro Devices, Inc., 7.00%, 7/1/24	4,320,062
2,875	Amkor Technology, Inc., 6.375%, 10/1/22	2,896,505

		7,216,567

	Software—0.7%
3,850	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)	3,821,125
685	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)	582,250

		4,403,375

	Telecommunications—4.7%
865	CenturyLink, Inc., 7.50%, 4/1/24, Ser. Y	889,869
3,125	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)	2,755,859
7,130	Consolidated Communications, Inc., 6.50%, 10/1/22	6,684,375
4,045	Frontier Communications Corp., 10.50%, 9/15/22	3,256,225
2,050	GTT Communications, Inc., 7.875%, 12/31/24 (a)(b)	1,891,125
	Hughes Satellite Systems Corp.,
1,130	6.625%, 8/1/26	1,055,138
3,500	7.625%, 6/15/21	3,669,575
5,545	Sprint Communications, Inc., 11.50%, 11/15/21	6,434,972
1,425	Sprint Corp., 7.625%, 3/1/26	1,464,188
6,283	Windstream Services LLC, 6.375%, 8/1/23 (a)(b)	2,905,887

		31,007,213

	Transportation—0.4%
2,940	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)	3,002,475

	Total Corporate Bonds & Notes (cost-$274,813,805)	245,738,123

CONVERTIBLE BONDS & NOTES—30.7%
	Agriculture—1.4%
	Vector Group Ltd. (g),
4,335	3 mo. Cash Dividends on Common Stock + 1.75%, 2.15%, 4/15/20	4,438,082
4,685	3 mo. Cash Dividends on Common Stock + 2.50%, 2.90%, 1/15/19	4,828,741

		9,266,823

	Apparel & Textiles—0.7%
11,020	Iconix Brand Group, Inc., 5.75%, 8/15/23	4,835,576

	Auto Manufacturers—1.0%
4,675	Navistar International Corp., 4.75%, 4/15/19	4,675,052
1,785	Tesla, Inc., 0.25%, 3/1/19	1,917,759

		6,592,811

	Biotechnology—1.5%
7,260	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	6,986,196
1,750	Omeros Corp., 6.25%, 11/15/23 (a)(b)	1,689,970
1,355	Verastem, Inc., 5.00%, 11/1/48	1,299,106

		9,975,272

	Building Materials—0.7%
3,225	Cemex S.A.B de C.V., 3.72%, 3/15/20	3,172,390
1,725	Patrick Industries, Inc., 1.00%, 2/1/23 (a)(b)	1,398,675

		4,571,065

	Chemicals—1.0%
8,615	Aceto Corp., 2.00%, 11/1/20	6,547,400

	Commercial Services—1.2%
7,960	Huron Consulting Group, Inc., 1.25%, 10/1/19	7,912,240

	Distribution/Wholesale—0.8%
4,975	Titan Machinery, Inc., 3.75%, 5/1/19	4,937,558

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Diversified Financial Services—2.3%
$7,030	Encore Capital Group, Inc., 3.00%, 7/1/20	$6,531,643
9,160	PRA Group, Inc., 3.00%, 8/1/20	8,622,885

		15,154,528

	Electrical Equipment—1.2%
	SunPower Corp.,
2,365	0.875%, 6/1/21	1,874,262
7,095	4.00%, 1/15/23	5,837,759

		7,712,021

	Electronics—0.8%
5,955	OSI Systems, Inc., 1.25%, 9/1/22	5,528,455

	Energy-Alternate Sources—2.9%
2,150	Green Plains, Inc., 4.125%, 9/1/22	1,998,382
5,160	Pattern Energy Group, Inc., 4.00%, 7/15/20	5,113,168
12,690	Tesla Energy Operations, Inc., 1.625%, 11/1/19	11,935,161

		19,046,711

	Equity Real Estate Investment Trusts (REITs)—1.3%
3,025	Two Harbors Investment Corp., 6.25%, 1/15/22	3,053,166
5,810	Western Asset Mortgage Capital Corp., 6.75%, 10/1/22	5,659,695

		8,712,861

	Insurance—2.5%
8,400	AmTrust Financial Services, Inc., 2.75%, 12/15/44	7,912,800
8,605	AXA S.A., 7.25%, 5/15/21 (a)(b)	8,642,182

		16,554,982

	Oil, Gas & Consumable Fuels—1.9%
4,905	Chesapeake Energy Corp., 5.50%, 9/15/26	4,257,314
1,720	Nabors Industries, Inc., 0.75%, 1/15/24	1,151,325
7,525	Whiting Petroleum Corp., 1.25%, 4/1/20	7,143,498

		12,552,137

	Pharmaceuticals—2.4%
9,210	Dermira, Inc., 3.00%, 5/15/22	7,662,775
2,460	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	2,457,985
6,370	Tilray, Inc., 5.00%, 10/1/23 (a)(b)	5,405,124

		15,525,884

	Pipelines—2.1%
18,700	Cheniere Energy, Inc., 4.25%, 3/15/45	14,052,695

	Semiconductors—0.4%
2,970	Veeco Instruments, Inc., 2.70%, 1/15/23	2,339,095

	Software—2.6%
1,725	Avaya Holdings Corp., 2.25%, 6/15/23 (a)(b)	1,499,934
11,915	Avid Technology, Inc., 2.00%, 6/15/20	10,842,579
2,130	DocuSign, Inc., 0.50%, 9/15/23 (a)(b)	1,997,060
3,015	Synchronoss Technologies, Inc., 0.75%, 8/15/19	2,914,926

		17,254,499

	Telecommunications—1.0%
5,735	GDS Holdings Ltd., 2.00%, 6/1/25 (a)(b)	4,729,775
2,585	Infinera Corp., 2.125%, 9/1/24	1,985,893

		6,715,668

	Transportation—1.0%
3,440	Echo Global Logistics, Inc., 2.50%, 5/1/20	3,442,150
3,555	Teekay Corp., 5.00%, 1/15/23 (a)(b)	2,841,750

		6,283,900

	Total Convertible Bonds & Notes (cost-$207,575,722)	202,072,181

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2018 (unaudited) (continued)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—28.2%
	Banks—4.2%
9,140	Bank of America Corp., 7.25%, Ser. L (e)	$11,699,200
12,835	Wells Fargo & Co., 7.50%, Ser. L (e)	16,220,231

		27,919,431

	Chemicals—1.4%
63,645	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	3,591,487
51,505	Rayonier Advanced Materials, Inc., 8.00%, 8/15/19, Ser. A	5,457,470

		9,048,957

	Diversified Financial Services—0.2%
30,145	AMG Capital Trust II, 5.15%, 10/15/37	1,590,330

	Electric Utilities—5.2%
83,335	CenterPoint Energy, Inc., 7.00%, 9/1/21, Ser. B	4,183,417
228,650	Dominion Energy, Inc., 6.75%, 8/15/19, Ser. A	11,078,092
111,635	NextEra Energy, Inc., 6.123%, 9/1/19	6,631,119
121,195	Sempra Energy, 6.00%, 1/15/21, Ser. A	12,292,809

		34,185,437

	Electronic Equipment, Instruments & Components—0.9%
76,780	Belden, Inc., 6.75%, 7/15/19	5,911,292

	Electronics—1.1%
7,625	Fortive Corp., 5.00%, 7/1/21, Ser. A	7,493,469

	Equity Real Estate Investment Trusts (REITs)—5.3%
7,795	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	8,445,618
43,045	QTS Realty Trust, Inc., 6.50%, Ser. B (e)	4,368,637
476,235	RLJ Lodging Trust, 1.95%, Ser. A (e)	12,072,558
149,485	Welltower, Inc., 6.50%, Ser. I (e)	9,753,896

		34,640,709

	Gas Utilities—1.4%
184,475	South Jersey Industries, Inc., 7.25%, 4/15/21	9,422,983

	Hand/Machine Tools—1.6%
104,940	Stanley Black & Decker, Inc., 5.375%, 5/15/20	10,256,280

	Healthcare-Products—2.1%
214,580	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	13,601,389

	Insurance—1.9%
120,100	Assurant, Inc., 6.50%, 3/15/21, Ser. D	12,600,892

	Oil, Gas & Consumable Fuels—0.3%
51,395	Nabors Industries Ltd., 6.00%, 5/1/21	1,336,270
173,845	Sanchez Energy Corp., 6.50%, Ser. B (e)	625,842

		1,962,112

	Pharmaceuticals—1.4%
23,315	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	9,478,713

	Real Estate—1.2%
309,935	Ready Capital Corp., 7.00%, 8/15/23	7,774,720

	Total Convertible Preferred Stock (cost-$187,256,463)	185,886,714

PREFERRED STOCK (a)(d)(f)(j)—1.3%
	Media—1.3%
3,554	LiveStyle, Inc., Ser. A	483,522
76,572	LiveStyle, Inc., Ser. B (i)	7,657,200
5,000	LiveStyle, Inc., Ser. B (i)	50

	Total Preferred Stock (cost-$12,855,447)	8,140,772

COMMON STOCK (a)(d)(f)(i)—0.2%
	Advertising—0.2%
133,715	Affinion Group Holdings, Inc., Class A, (cost-$2,371,020; purchased 11/9/15-11/12/15) (h)	1,353,196

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2018 (unaudited) (continued)

Shares		Value*
	Aerospace & Defense—0.0%
6,354	Erickson, Inc.	$176,196

	Media—0.0%
90,407	LiveStyle, Inc.(j)	9

	Total Common Stock (cost-$7,842,203)	1,529,401

Units
WARRANTS (d)(f)(i)—0.0%
	Commercial Services—0.0%
1,562,241	Cenveo, Inc., strike price $12.00, expires 6/10/24 (b)	15

	Media—0.0%
19,500	LiveStyle, Inc., expires 11/30/21, Ser. C (a)(j)	2

	Total Warrants (cost-$183,305)	17

Principal Amount (000s)
	Repurchase Agreements—2.3%
$15,018	State Street Bank and Trust Co., dated 11/30/18, 0.42%, due 12/3/18, proceeds $15,018,526; collateralized by U.S. Treasury Bonds, 3.375%, due 5/15/44, valued at $15,321,290 including accrued interest (cost-$15,018,000)	15,018,000

	Total Investments (cost-$705,544,945) (k)—100.0%	658,385,208

	Liabilities in excess of other assets	(3,963,625)
	Preferred Shares	(271,525,000)

	Net Assets Applicable to Common Shareholders	$382,896,583

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $130,956,833, representing 19.9% of total investments.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $121,286,673, representing 18.4% of total investments.

(c)	In default.

(d)	Fair-Valued—Securities with an aggregate value of $14,963,182, representing 2.3% of total investments.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	Level 3 security.

(g)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(h)	Restricted. The aggregate cost of such securities is $13,587,718. The aggregate value is $1,681,838, representing 0.3% of total investments.

(i)	Non-income producing.

(j)

A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 1.3% of total investments.

(k)

At November 30, 2018, the cost basis of portfolio securities for federal income tax purposes was $710,111,608. Gross unrealized appreciation was $24,685,464; gross unrealized depreciation was $76,411,864; and net unrealized depreciation was $51,726,400. The difference between book and tax cost was attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at November 30, 2018 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 11/30/18
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	—	$4,384,975	$328,570	$4,713,545
Diversified Financial Services	—	13,987,985	4,964,350	18,952,335
Media	—	10,011,275	72	10,011,347
All Other	—	212,060,896	—	212,060,896
Convertible Bonds & Notes	—	202,072,181	—	202,072,181
Convertible Preferred Stock:
Chemicals	—	9,048,957	—	9,048,957
Diversified Financial Services	—	1,590,330	—	1,590,330
Electronics	—	7,493,469	—	7,493,469
Equity Real Estate Investment Trusts (REITs)	$26,195,091	8,445,618	—	34,640,709
Hand/Machine Tools	—	10,256,280	—	10,256,280
Healthcare-Products	—	13,601,389	—	13,601,389
Oil, Gas & Consumable Fuels	1,336,270	625,842	—	1,962,112
Pharmaceuticals	—	9,478,713	—	9,478,713
Real Estate	—	7,774,720	—	7,774,720
All Other	90,040,035	—	—	90,040,035
Preferred Stock	—	—	8,140,772	8,140,772
Common Stock	—	—	1,529,401	1,529,401
Warrants	—	—	17	17
Repurchase Agreements	—	15,018,000	—	15,018,000

Totals	$117,571,396	$525,850,630	$14,963,182	$658,385,208

At November 30, 2018, securities valued at $18,701,898 were transferred from Level 1 to Level 2. The transfer was the result of the securities having used an exchange-traded closing price on February 28, 2018, and then using an evaluated price from a third-party independent pricing vendor on November 30, 2018.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2018, was as follows:

	Beginning Balance 2/28/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 11/30/18
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$—	$—	$—	$—	$—	$—	$328,570	*	$—	$328,570
Diversified Financial Services	—	—	—	—	—	—	4,964,350	*	—	4,964,350
Media	—	—	—	—	—	—	72	**	—	72
Preferred Stock:
Media	8,491,150	—	(650,957)	—	181,840	118,739	—		—	8,140,772
Common Stock:
Advertising	2,024,445	—	—	—	—	(671,249)	—		—	1,353,196
Aerospace & Defense	199,452	—	—	—	—	(23,256)	—		—	176,196
Media	9	—	—	—	—	—	—		—	9
Warrants:
Commercial Services	273	—	—	—	—	(258)	—		—	15
Media	2	—	—	—	—	—	—		—	2

Totals	$10,715,331	$—	$(650,957)	$—	$181,840	$(576,024)	$5,292,992		$—	$14,963,182

The table above includes Level 3 investments that are valued by brokers or independent pricing services.

*

At November 30, 2018, securities valued at $5,292,920 were transferred from Level 2 to Level 3. The transfer resulted from the lack of a current evaluated price from an independent pricing service at November 30, 2018 for the securities.

**

At November 30, 2018, a security valued at $72 was transferred from Level 2 to Level 3. The transfer was due to uncertainty regarding the receipt of updated financial statements and data related to a current evaluated price.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2018:

	Ending Balance at 11/30/18	Valuation Technique Used	Unobservable Inputs	Input Values (Range)
Investments in Securities—Assets
Preferred Stock	$483,522	Market and Company Comparables	EV Multiples	0.74x (0.38x - 1.26x)
			Applicable Liquidity Multiple	1.60
			Illiquidity Discount	25%
	$7,567,200	Market and Company Comparables	EV Multiples	0.74x (0.38x - 1.26x)
			Illiquidity Discount	25%
Common Stock	$1,353,196	Market and Company Comparables	EV Multiples	5.18x (2.14x - 9.61x)
			Illiquidity Discount	20%
	$176,196	Market and Company Comparables	EV Multiples	0.65x (0.44x - 0.91x)
			M&A Transaction Multiples	0.87x(0.32x - 2.12x)
			Illiquidity Discount	40%

The table above does not include Level 3 investments that are valued by brokers or independent pricing services.

The net change in unrealized appreciation/depreciation of Level 3 investments held at November 30, 2018 was $(7,581,526).

Glossary:

FRN - Floating Rate Note

PIK - Payment-in-Kind

REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached here to as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund II

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: January 24, 2019

By	/s/ Scott Whisten
Scott Whisten Treasurer, Principal Financial & Accounting Officer

Date: January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: January 24, 2019

By	/s/ Scott Whisten
Scott Whisten Treasurer, Principal Financial & Accounting Officer

Date: January 24, 2019